DEEAS RESOURCES, INC.

6348, 49th Avenue, Ladner, British Columbia, V4K 5A1

Canada

(604) 808-6211

January 9, 2006

VIA COURIER AND EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-7010

USA

Attention:	Anne Nguyen Parker

Branch Chief

Dear Sirs/Mesdames:

Re: DEEAS RESOURCES, INC. Form SB-2/A Filed on December 12, 2006 File No. 333-139273

                Thank you for your letter of January 4, 2007 with respect to Form SB-2 filed by Deeas Resources, Inc. (the “Company”) on December 12, 2006.

Report of Independent Registered Public Accounting Firm, page F-2

1. We have identified the auditors who prepared the report and provided the auditor’s signature. We also enclose with this letter a copy of the manually signed auditor’s report.

Please find enclosed one copy of the redlined Form SB-2/A showing the changes made to our registration statement. We look forward to any further comments you may have. Please do not hesitate to contact us directly at the number above.

Yours truly,

DEEAS RESOURCES, INC.

Per: Jeffrey Sharpe

Encl.

cc:	Clark Wilson
Attn: Kari Richardson